BUSINESS COMBINATIONS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 28, 2023	Dec. 31, 2022	Sep. 02, 2022	Jul. 14, 2022
Total provisional goodwill			$ 73,676,370
Common stock price per shares	$ 0.015		$ 0.015
Issuance of common stock shares	3,351,336		2,151,336
Purchase Acquisition [Member] | Oriental Wisdom [Member]
Total consideration					$ 9,900,000
Common stock price per shares				$ 1.10
Contingent consideration				$ 7,700,000
Issuance of common stock shares				7,000,000
Total consideration, cash				$ 2,200,000
Purchase Acquisition [Member] | Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited
Total consideration		$ 40,000,000	$ 60,000,000	60,000,000
Total consideration, prepaid				150,000
Contingent consideration				19,300,000
Total consideration, cash				$ 40,700,000